Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 9,601	$ 4,273
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan and lease losses
Depreciation	316	248
Amortization, net	(96)	(41)
Deferred income tax (benefit)	(187)	85
Originations of loans held for sale	(726,208)	(233,855)
Proceeds from sale of loans held for sale	625,509	219,521
Net gains on sales of loans	(10,767)	(1,927)
Write-down of premises and equipment		33
Gain on sale of foreclosed assets	(12)
Earnings on bank owned life insurance	(142)	(138)
Stock-based compensation expense	527	376
Net change in:
Accrued interest receivable and other assets	(3,412)	(1,479)
Operating lease right-of-use asset	404
Operating lease right-of-use liability	(408)
Accrued interest payable and other liabilities	1,337	1,094
Net cash used by operating activities	(103,538)	(11,810)
Available-for-sale securities:
Maturities, prepayments and calls	3,576	3,115
Purchases	(1,494)	(1,475)
Loan and lease originations and payments, net	(118,467)	(118,317)
Loans purchased		(25,958)
Proceeds from the sale of loans	6,547
Additions to premises and equipment	(443)	(612)
Purchase of FRB and FHLB Stock	(532)	(249)
Purchase of other investments	(734)	(500)
Return of investment- joint ventures	95	230
Proceeds from the sale of foreclosed assets	50
Net cash used by investing activities	(111,402)	(143,766)
Cash flows from financing activities:
Net change in deposits	166,537	160,758
Proceeds from FHLB advances and other debt	766,700	74,600
Repayments on FHLB advances and other debt	(764,700)	(68,600)
Net proceeds from issuance of subordinated debentures		9,612
Net change in advances by borrowers for taxes and insurance	102	338
Net proceeds from issuance of Series C preferred stock in private placement	14,000
Net proceeds from issuance of common stock in private placement	9,641
Exercise of warrants to common stock	1,258	716
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(23)	(42)
Net cash from financing activities	193,515	177,382
Net change in cash and cash equivalents	(21,425)	21,806
Beginning cash and cash equivalents	67,304	45,498
Ending cash and cash equivalents	45,879	67,304
Supplemental cash flow information:
Interest paid	13,427	6,845
Income tax paid	2,510	968
Supplemental noncash disclosures:
Transfers from loans to repossessed assets		38
Loans transferred from held for sale to portfolio	657
Investment payable on limited liability corporation and limited partnership	1,170	$ 500
Transfer of other liability to operating lease right-of-use asset	184
Initial recognition of operating right-of-use lease asset	2,368
Initial recognition of operating right-of-use lease liability	2,368
Loans held for sale funded with other debt	$ 7,517